Accrued Pension and Severance Costs (Schedule of Pension Related Adjustments (Before Tax) Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ (10,270)	¥ (11,517)
Prior service benefit	1,005	1,173
Pension related adjustments (before tax) recognized in accumulated other comprehensive income (loss)	(9,265)	(10,344)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	(4,436)	(3,522)
Pension related adjustments (before tax) recognized in accumulated other comprehensive income (loss)	¥ (4,436)	¥ (3,522)